UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-23161

NuShares ETF Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Christopher M. Rohrbacher—Vice President and Secretary

333 West Wacker Drive, Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nushares Short-Term REIT ETF (NURE)
Portfolio of Investments    September 30, 2018
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.4%
	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 99.4%
	Apartments – 44.2%
24,005	American Campus Communities Inc.	$988,046
45,018	American Homes 4 Rent, Class A	985,444
27,565	Apartment Investment & Management Company, Class A	1,216,443
8,624	AvalonBay Communities Inc.	1,562,238
16,257	Camden Property Trust	1,521,167
23,382	Equity Residential	1,549,291
6,389	Essex Property Trust Inc.	1,576,230
15,455	Independence Realty Trust Inc.	162,741
51,977	Invitation Homes, Inc.	1,190,793
15,275	Mid-America Apartment Communities Inc.	1,530,250
39,169	UDR Inc.	1,583,603
	Total Apartments	13,866,246
	Hotels – 29.9%
37,930	Apple Hospitality REIT, Inc.	663,396
14,953	Ashford Hospitality Trust Inc.	95,550
5,387	Braemar Hotels & Resorts Inc.	63,405
8,089	Chatham Lodging Trust	168,979
10,580	Chesapeake Lodging Trust	339,301
36,410	DiamondRock Hospitality Company	424,905
6,344	Hersha Hospitality Trust	143,819
28,793	Hospitality Properties Trust	830,390
74,244	Host Hotels & Resorts Inc.	1,566,548
19,339	LaSalle Hotel Properties	668,936
35,242	Park Hotels & Resorts Inc.	1,156,642
12,094	Pebblebrook Hotel Trust	439,859
30,710	RLJ Lodging Trust	676,541
8,991	Ryman Hospitality Properties Inc.	774,754
18,349	Summit Hotel Properties Inc.	248,262
39,984	Sunstone Hotel Investors Inc.	654,138
19,608	Xenia Hotels & Resorts Inc.	464,710
	Total Hotels	9,380,135
	Manufactured Homes – 9.4%
15,608	Equity LifeStyle Properties Inc.	1,505,392
      1

Nushares Short-Term REIT ETF (NURE) (continued)
Portfolio of Investments    September 30, 2018
(Unaudited)
Shares	Description (1)	Value
	Manufactured Homes (continued)
14,204	Sun Communities Inc.	$ 1,442,274
	Total Manufactured Homes	2,947,666
	Self-Storage – 15.9%
32,563	CubeSmart	929,022
17,532	Extra Space Storage Inc.	1,518,973
8,163	Life Storage, Inc.	776,791
9,902	National Storage Affiliates Trust	251,907
7,553	Public Storage, Inc.	1,522,911
	Total Self-Storage	4,999,604

	Total Long-Term Investments (cost $29,425,966)	31,193,651
	Other Assets Less Liabilities – 0.6%	175,865
	Net Assets – 100%	$ 31,369,516
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Real Estate Investment Trust Common Stocks	$31,193,651	$ —	$ —	$31,193,651
2

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of September 30, 2018.
Tax cost of investments	$29,433,273
Gross unrealized:
Appreciation	$ 1,868,135
Depreciation	(107,757)
Net unrealized appreciation (depreciation) of investments	$ 1,760,378
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
REIT	Real Estate Investment Trust
      3

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) NuShares ETF Trust

By (Signature and Title)	/s/ Christopher M. Rohrbacher
Christopher M. Rohrbacher
Vice President and Secretary

Date: November 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Martin Kremenstein
Martin Kremenstein
Chief Administrative Officer (principal executive officer)

Date: November 29, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 29, 2018